Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plan

20. Retirement Plan

The Company has a defined-contribution plan under Section 401(k) of Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.

During the three and nine months ended September 30, 2021, matching contribution costs paid by the Company were $59,000 and $0.2 million, respectively. For the three and nine months ended September 30, 2020, matching contribution costs paid by the Company were $31,000 and $0.2 million.

20. Retirement Plan

The Company has a defined-contribution plan under Section 401(k) of Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.

During the years ended December 31, 2019 and 2020, matching contribution costs paid by the Company were $0.4 million and $0.2 million, respectively.